Intangible Assets (Tables) - Nukkleus Inc.[Member]	6 Months Ended	12 Months Ended
	Mar. 31, 2023	Sep. 30, 2022
Intangible Assets [Abstract]
Schedule of intangible assets
	Useful Life	March 31, 2023	September 30, 2022
Trade names	3 Years	$784,246	$784,246
Regulatory licenses	3 Years	180,417	138,751
Technology	5 Years	10,300,774	10,300,774
Software	3 Years	11,237	11,237
		11,276,674	11,235,008
Less: accumulated amortization		(4,345,686)	(3,159,903)
		$6,930,988	$8,075,105

	Useful Life	September 30, 2022	September 30, 2021
Trade names	3 Years	$784,246	$784,246
Regulatory licenses	3 Years	138,751	138,751
Technology	5 Years	10,300,774	10,300,774
Software	3 Years	11,237	—
		11,235,008	11,223,771
Less: accumulated amortization		(3,159,903)	(469,286)
		$8,075,105	$10,754,485

Schedule of amortization of intangible assets attributable to future periods
For the Twelve-month Period Ending March 31:	Amortization amount
2024	$2,385,455
2025	2,128,130
2026	2,074,044
2027	343,359
2028 and thereafter	—
$6,930,988

For the year ending September 30:	Amortization amount
2023	$2,371,566
2024	2,269,011
2025	2,061,091
2026	1,373,437
2027 and thereafter	—
$8,075,105